EARNINGS PER SHARE Q - Basic Earnings per Share by Dividing Net Income (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share, Basic [Abstract]
Weighted average number of Class A Common Stock shares for the purposes of basic income (loss) per share (in share)	[1]	174,709,471	125,360,919	148,730,331	118,988,998
Earnings Per Share, Diluted [Abstract]
Net income (loss) used in the calculation of diluted income (loss) per share		$ 223,156	$ (33,330)	$ 209,257	$ 72,718
Weighted average number of Class A Common Stock for the purposes of diluted income (loss) per share (in shares)	[1]	221,463,809	341,208,036	375,881,574	132,996,975
Class A Common Stock
Earnings Per Share, Basic [Abstract]
Basic income (loss) (in dollars per share)	[2]	$ 1.19	$ (0.10)	$ 0.76	$ 0.61
Net income (loss) used in the calculation of basic income (loss) per share	[2]	$ 208,468	$ (12,251)	$ 113,027	$ 72,718
Earnings Per Share, Diluted [Abstract]
Diluted income (loss) (in dollar per share)	[2]	$ 1.01	$ (0.10)	$ 0.56	$ 0.55

[1]	For periods prior to the Reorganization Transactions, represents weighted average Class A Units of GDH LP used to calculate net income / (loss) per unit.
[2]	For periods prior to the Reorganization Transactions, represents net income / (loss) per Class A Unit of GDH LP.